T. ROWE PRICE Retirement Income 2020 Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
12/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 42.7%
T. Rowe Price Funds:
New Income Fund  13,854 3,105 416 1,670,393 16,086
Limited Duration Inflation
Focused Bond Fund  9,402 1,974 288 2,121,367 11,243
International Bond Fund (USD
Hedged)  4,761 1,081 145 550,813 5,580
Dynamic Global Bond Fund  3,100 587 95 362,437 3,664
Emerging Markets Bond Fund  3,252 552 97 320,885 3,523
High Yield Fund  3,094 511 151 520,198 3,449
U.S. Treasury Long-Term Index
Fund  1,729 627 73 188,063 2,035
Floating Rate Fund  1,125 581 45 174,811 1,668
Total Bond Mutual Funds (Cost $46,679) 47,248
EQUITY MUTUAL FUNDS 54.5%
T. Rowe Price Funds:
Equity Index 500 Fund  9,742 1,807 500 111,298 11,675
Value Fund  8,574 1,322 1,120 214,711 9,849
Growth Stock Fund (2) 8,119 1,254 553 90,945 9,053
International Value Equity Fund  4,304 674 425 320,867 4,909
Overseas Stock Fund  4,250 661 423 371,640 4,757
International Stock Fund  4,159 649 399 209,390 4,540
Emerging Markets Stock Fund  2,470 375 229 47,555 2,657
Mid-Cap Value Fund  2,187 344 291 75,681 2,566
Mid-Cap Growth Fund  2,335 344 195 21,923 2,562
Small-Cap Stock Fund  1,467 230 118 24,632 1,710
Real Assets Fund  1,191 374 36 121,982 1,635
Small-Cap Value Fund  1,371 214 163 26,876 1,600
New Horizons Fund (2) 1,362 186 85 17,774 1,439
Emerging Markets Discovery
Stock Fund  430 287 19 46,522 740
U.S. Large-Cap Core Fund  492 184 21 21,215 687
Total Equity Mutual Funds (Cost $46,334) 60,379

T. ROWE PRICE Retirement Income 2020 Fund

$ Value
12/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.07% (3) 2,527 1,427 833 3,121,102 3,121
Total Short-Term Investments (Cost $3,121) 3,121
Total Investments in Securities 100.0%
(Cost $96,134) $ 110,748
Other Assets Less Liabilities (0.0)% (28)
Net Assets 100.0% $ 110,720
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Income 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ 72 $ 22
Emerging Markets Bond Fund  (4) (184) 48
Emerging Markets Discovery Stock Fund  — 42 —
Emerging Markets Stock Fund  — 41 —
Equity Index 500 Fund  (5) 626 39
Floating Rate Fund  (1) 7 17
Growth Stock Fund  2 233 —
High Yield Fund  — (5) 44
International Bond Fund (USD Hedged)  (1) (117) 25
International Stock Fund  1 131 —
International Value Equity Fund  (1) 356 —
Limited Duration Inflation Focused Bond Fund  — 155 —
Mid-Cap Growth Fund  (2) 78 —
Mid-Cap Value Fund  3 326 —
New Horizons Fund  (1) (24) —
New Income Fund  (6) (457) 83
Overseas Stock Fund  (2) 269 —
Real Assets Fund  — 106 —
Small-Cap Stock Fund  (1) 131 —
Small-Cap Value Fund  2 178 —
U.S. Large-Cap Core Fund  — 32 —
U.S. Treasury Long-Term Index Fund  (18) (248) 8
Value Fund  8 1,073 —
U.S. Treasury Money Fund, 0.07% — — 1
Totals $ (26)# $ 2,821 $ 287+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $287 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Income 2020 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F1083-054Q1 03/21